Claims Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Liability for Claims and Claims Adjustment Expense [Line Items]
Claims Payable

Note 14: Claims Payable

Claims payable includes claims reported as of the balance sheet date, including estimates for IBNR, due to third parties for health care services provided to members. IBNR was $139,322,367 and $101,958,324 at June 30, 2022 and December 31, 2021, respectively. Activity in the liability for claims payable and healthcare expenses for the six months ended June 30, 2022 and 2021, was as follows:

Successor
Six Months Ended
June 30, 2022
Claims Unpaid, Beginning of Period	$101,958,324
Incurred, Related to:
Current Period	468,944,879
Prior Period(s)	7,097,685
Total Incurred	476,042,564
Paid, Related to:
Current Period	340,629,168
Prior Period(s)	98,049,353
Total Paid	438,678,521
Claims Unpaid Assumed in Acquisitions
Claims Unpaid, End of Period	$139,322,367

Estimates for incurred claims are based on historical enrollment and cost trends while also taking into consideration operational changes. Future and actual results typically differ from estimates. Differences could result from an overall change in medical expenses per member, changes in member mix or simply due to the addition of new members.

Note 15: Claims Payable

Claims payable includes claims reported as of the balance sheet date, including estimates for IBNR, due to third parties for health care services provided to members. IBNR was $101,958,324 and $56,934,400 at December 31, 2021 and 2020, respectively. Activity in the liability for claims payable and healthcare expenses for the Periods indicated, was as follows:

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended
	through December 31,	through December 2,	December 31,
	2021	2021	2020
Claims Unpaid, Beginning of Period	$76,031,460	$56,934,400	$19,859,348
Incurred, Related to:
Current Period	55,148,939	525,366,213	418,103,177
Prior Period(s)	174,408	3,313,744	—
Total Incurred	55,323,347	528,679,957	418,103,177
Paid, Related to:
Current Period	53,366,035	453,940,969	361,512,059
Prior Period(s)	2,928,522	55,641,928	19,516,066
Total Paid	56,294,557	509,582,897	381,028,125
Claims Unpaid Assumed in Acquisitions	26,898,074	—	—
Claims Unpaid, End of Period	$101,958,324	$76,031,460	$56,934,400

Estimates for incurred claims are based on historical enrollment and cost trends while also taking into consideration operational changes. Future and actual results typically differ from estimates. Differences could result from an overall change in medical expenses per member, changes in member mix or simply due to the addition of new members.